Consolidated Statement Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net earnings (loss)	$ (2,794)	$ 5	$ 2,343
Depreciation, depletion and amortization	1,956	2,282	2,008
Impairments	4,695	2,249
Accretion of asset retirement obligation	53	50	46
Deferred income taxes	(1,837)	212	1,189
Unrealized (gain) loss on risk management	1,465	(879)	(945)
Unrealized foreign exchange (gain) loss	(112)	96	(278)
Other	82	87	76
Net change in other assets and liabilities	(78)	(160)	(112)
Net change in non-cash working capital	(323)	(15)	(1,998)
Cash From (Used in) Operating Activities	3,107	3,927	2,329
Investing Activities
Capital expenditures	(3,476)	(4,610)	(4,779)
Acquisitions	(379)	(515)	(733)
Proceeds from divestitures	4,043	2,080	883
Cash in reserve	415	(383)	(86)
Net change in investments and other	(242)	(203)	(14)
Cash From (Used in) Investing Activities	361	(3,631)	(4,729)
Financing Activities
Issuance of revolving long-term debt	1,721	13,606	1,660
Repayment of revolving long-term debt	(1,724)	(13,556)	(1,660)
Issuance of long-term debt		997
Repayment of long-term debt	(503)	(500)	(200)
Issuance of common shares		2	5
Purchase of common shares			(499)
Dividends on common shares	(588)	(588)	(590)
Capital lease payments	(17)	(155)
Cash From (Used in) Financing Activities	(1,111)	(194)	(1,284)
Foreign Exchange Gain (Loss) on Cash and Cash Equivalents Held in Foreign Currency	22	(1)	2
Increase (Decrease) in Cash and Cash Equivalents	2,379	101	(3,682)
Cash and Cash Equivalents, Beginning of Year	800	699	4,381
Cash and Cash Equivalents, End of Year	3,179	800	699
Cash, End of Year	92	70	196
Cash Equivalents, End of Year	3,087	730	503
Cash and Cash Equivalents, End of Year	$ 3,179	$ 800	$ 699